Available-for-sale Securities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Abstract]
Debt Securities, Available-for-Sale, Realized Gain (Loss)	$ 0
Debt Securities, Available-for-Sale, Unrealized Loss Position, Accumulated Loss	$ 0
Marketable Securities		$ 0